LEASES: - Maturity of lease liabilities under our non-cancelable operating leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases
2020	$ 409
2021	371
2022	363
2023	57
Total future minimum lease payments	1,200
Less: interest	(84)
Present value of operating lease liabilities	$ 1,116